PREPAYMENTS AND OTHER CURRENT ASSETS (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
PREPAYMENTS AND OTHER CURRENT ASSETS
Prepayments	$ 203,161	$ 269,075
Deposits	1,567,521	1,778,413
Others	762,077	527,706
Prepayments and other current assets	$ 2,532,759	$ 2,575,194